10-K Employee Benefit Plans - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)	Jul. 01, 2015
Qualified plan | Maximum | Fixed Income Securities
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Targeted allocation percentages		60.00%
Qualified plan | Maximum | Defined Benefit Plan, Equity Securities
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Targeted allocation percentages		50.00%
Qualified plan | Minimum | Fixed Income Securities
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Targeted allocation percentages		50.00%
Qualified plan | Minimum | Defined Benefit Plan, Equity Securities
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Targeted allocation percentages		40.00%
Qualified plan | Unfunded plan | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Excess percentage of unrecognized pension actuarial gains and losses		0.10
Market-related value of assets, average of assets (in years)		5 years
Qualified plan | Underfunded plan | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Expected employer contributions in next fiscal year		$ 0
Additional employer contributions	$ 2,700
Nonqualified Plan
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Plan participant age		65 years
Nonqualified Plan | Maximum | Fixed Income Securities
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Targeted allocation percentages		90.00%
Nonqualified Plan | Maximum | Defined Benefit Plan, Equity Securities
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Targeted allocation percentages		20.00%
Nonqualified Plan | Minimum | Fixed Income Securities
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Targeted allocation percentages		80.00%
Nonqualified Plan | Minimum | Defined Benefit Plan, Equity Securities
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Targeted allocation percentages		10.00%
Nonqualified Plan | Unfunded plan | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Expected employer contributions in next fiscal year		$ 563
Nonqualified Plan | Underfunded plan | Postretirement Health Coverage
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Plan participant age			55 years
Years of continuous service			10 years